Document And Entity Information	Mar. 01, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	BLUEGREEN VACATIONS CORPORATION
Entity Incorporation, State or Country Code	FL
Entity File Number	001-09292
Entity Tax Identification Number	03-0300793
Entity Address, Address Line One	4960 Conference Way North
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	912-8000
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	BXG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0000778946
Amendment Flag	false